ACQUISITION OF 2734158 ONTARIO INC (Details 2) - 12 months ended Jun. 30, 2021	CAD ($)	USD ($)
ACQUISITION OF 2734158 ONTARIO INC.
Consideration transferred	$ 723,000
Consideration received by 273 Ontario		$ (723,000)
Non-controlling interest	720,114
Fair value of identifiable net assets	(177,202)
Fair value of licenses	$ 542,912